FINANCIAL INSTRUMENTS AND RELATED RISKS (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 1,292,474	$ 1,204,587
Lease liability	614,120	281,872
Long-term debt	0	998,070
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	1,292,474	1,204,587
Lease liability	129,264	149,317
Long-term debt	998,080	950,930
1-2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	151,129	132,555
Long-term debt	0	998,070
Greater than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	333,727	0
Long-term debt	$ 0	$ 0